advance billings and customer deposits	12 Months Ended
Dec. 31, 2025
advance billings and customer deposits
advance billings and customer deposits

24advance billings and customer deposits

As at December 31 (millions)	2025	2024
Advance billings	$877	$820
Deferred customer activation and connection fees	3	3
Customer deposits	13	15
Contract liabilities	893	838
Other	160	201
	$1,053	$1,039

Contract liabilities represent our future performance obligations to customers for services and/or equipment for which we have already received consideration or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are as follows:

Years ended December 31 (millions)	Note	2025	2024
Balance, beginning of period		$1,102	$974
Revenue deferred in previous period and recognized in current period		(631)	(631)
Net additions arising from operations		667	737
Additions arising from business acquisitions	18(b)	23	22
Balance, end of period		$1,161	$1,102
Current		$1,026	$987
Non-current	27
Deferred revenues		132	112
Deferred customer activation and connection fees		3	3
		$1,161	$1,102
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$1,026	$987
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(119)	(132)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(14)	(17)
		$893	$838